Cash and equivalents, marketable securities and short-term investments	12 Months Ended
Dec. 31, 2014
Cash and equivalents, marketable securities and short-term investments
Cash, cash equivalents, and short-term investments

	December 31, 2014
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,218			2,218	2,218
Time deposits	3,340			3,340	3,140	200
Other short-term investments	225			225		225
Debt securities available-for-sale:
—U.S. government obligations	135	2	(1)	136	—	136
—Other government obligations	2	—	—	2	—	2
—Corporate	734	4	(1)	737	85	652
Equity securities available-for-sale	98	12	—	110	—	110

Total	6,752	18	(2)	6,768	5,443	1,325

	December 31, 2013
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,414			2,414	2,414
Time deposits	3,556			3,556	3,538	18
Other short-term investments	9			9		9
Debt securities available-for-sale:
—U.S. government obligations	103	2	(1)	104	—	104
—European government obligations	24	1	—	25	—	25
—Other government obligations	3	—	—	3	—	3
—Corporate	212	4	(1)	215	69	146
Equity securities available-for-sale	154	9	(4)	159	—	159

Total	6,475	16	(6)	6,485	6,021	464

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity

	December 31, 2014
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	637	637	—	—
One to five years	178	181	75	85
Six to ten years	56	57	20	24

Total	871	875	95	109